Leases - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Amortization of ROU assets	$ 2,497
Interest on lease liabilities	1,968
Operating lease expense	54,179
Short-term lease expense	1,301
Variable lease expense	15,804
Total lease expense	$ 75,749